Inventories (Tables)	6 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of inventories

	31 December 2019	30 June 2019	31 December 2018
	£ million	£ million	£ million
Raw materials and consumables	322	338	327
Work in progress	59	46	51
Maturing inventories	4,358	4,334	4,201
Finished goods and goods for resale	720	754	697
	5,459	5,472	5,276